                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07723
                                  ---------

                       Worldwide Health Sciences Portfolio
                       -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   February 29
                                   -----------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------

                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

WORLDWIDE HEALTH SCIENCES PORTFOLIO as of February 29, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS  92.65%

                                                                                         PERCENTAGE OF
SECURITY                                                   SHARES      VALUE             NET ASSETS
------------------------------------------------------------------------------------------------------
MAJOR CAPITALIZATION - EUROPE -- 14.98%(1)

Altana AG                                                  1,520,000   $    93,089,094         3.60%
Novartis AG                                                2,800,000       123,349,474         4.78%
Sanofi-Synthelabo SA                                       1,125,000        76,879,688         2.98%
Serono SA                                                    140,000        93,366,403         3.62%
------------------------------------------------------------------------------------------------------
                                                                       $   386,684,659        14.98%
------------------------------------------------------------------------------------------------------

MAJOR CAPITALIZATION - FAR EAST -- 8.58%

Chugai Pharmaceuticals Co., Ltd.                           4,249,700   $    62,660,321         2.43%
Fujisawa Pharmaceutical Co., Ltd.                          3,523,800        84,660,214         3.28%
Takeda Chemical Industries, Ltd.                           1,800,000        74,135,091         2.87%
------------------------------------------------------------------------------------------------------
                                                                       $   221,455,626         8.58%
------------------------------------------------------------------------------------------------------

MAJOR CAPITALIZATION - NORTH AMERICA -- 39.21%

Amgen, Inc.(2)                                             2,341,000   $   148,723,730         5.76%
Genentech, Inc.(2)                                         1,999,300       215,704,477         8.35%
Genzyme Corp.(2)                                           2,916,000       148,074,480         5.74%
Lilly (Eli) & Co.                                          1,700,000       125,698,000         4.87%
MedImmune, Inc.(2)                                         2,800,000        71,932,000         2.79%
Pfizer, Inc.                                               3,241,200       118,789,980         4.60%
Schering-Plough Corp.                                      5,500,000        98,780,000         3.83%
Wyeth Corp.                                                2,138,500        84,470,750         3.27%
------------------------------------------------------------------------------------------------------
                                                                       $ 1,012,173,417        39.21%
------------------------------------------------------------------------------------------------------

SPECIALTY CAPITALIZATION - EUROPE -- 3.32%

Actelion, Ltd.(2)                                            580,000   $    67,587,890         2.62%
Berna Biotech AG(2)                                        1,702,812        18,100,045         0.70%
------------------------------------------------------------------------------------------------------
                                                                       $    85,687,935         3.32%
------------------------------------------------------------------------------------------------------

SPECIALTY CAPITALIZATION - FAR EAST -- 1.35%

Tanabe Seiyaku Co., Ltd.                                   4,155,000   $    34,834,157         1.35%
------------------------------------------------------------------------------------------------------
                                                                       $    34,834,157         1.35%
------------------------------------------------------------------------------------------------------

SPECIALTY CAPITALIZATION - NORTH AMERICA -- 25.21%

Abgenix, Inc.(2)                                           1,555,000   $    22,920,700         0.89%
Affymetrix, Inc.(2)                                        2,236,000        76,001,640         2.94%
Atrix Laboratories, Inc.(2)                                  964,000        26,085,840         1.01%
Biogen, Inc.(2)                                            1,851,600       102,671,220         3.98%
Biovail Corp.(2)                                           2,052,000        41,983,920         1.63%
Caliper Life Sciences, Inc.(2)                               759,300         5,649,192         0.22%
Enzon Pharmaceuticals, Inc.(2)                             2,919,000   $    49,856,520         1.93%
Gen-Probe, Inc.(2)                                         1,400,000        47,866,000         1.85%
Given Imaging Ltd.(2)(3)(4)                                  485,000        14,322,050         0.55%
Human Genome Sciences, Inc.(2)                             3,250,000        41,437,500         1.60%
Ligand Pharmaceuticals, Inc., Class B(2)                   4,450,000        68,485,500         2.65%
NPS Pharmaceuticals, Inc.(2)                               1,664,800        49,894,056         1.93%
Onyx Pharmaceuticals, Inc.(2)                              1,115,000        41,032,000         1.59%
OSI Pharmaceuticals, Inc.(2)                                 219,500         7,186,430         0.28%
Pharmacopeia, Inc.(2)                                      1,166,000        22,876,920         0.89%
Savient Pharmaceuticals, Inc.(2)                           1,701,000         6,889,050         0.27%
Tularik, Inc.(2)                                           1,400,000        25,760,000         1.00%
------------------------------------------------------------------------------------------------------
                                                                       $   650,918,538        25.21%
------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
    (IDENTIFIED COST $1,959,459,897)                                   $ 2,391,754,332
------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.30%

                                                                                         PERCENTAGE OF
SECURITY                                                   SHARES      VALUE             NET ASSETS
------------------------------------------------------------------------------------------------------
SPECIALTY CAPITALIZATION - NORTH AMERICA -- 0.30%

Acadia Pharmaceuticals, Inc.(2)(3)(4)                      1,063,212   $     2,870,672         0.11%
Memory Pharmaceutical Corp.,
Series C(2)(3)(4)                                            400,000         2,000,000         0.08%
Memory Pharmaceutical Corp.,
Series D(2)(3)(4)                                            441,861         2,209,305         0.09%
Predix Pharmaceuticals Holdings, Inc.
Series B(2)(3)(4)                                             64,600           646,000         0.02%
------------------------------------------------------------------------------------------------------
                                                                       $     7,725,977         0.30%
------------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
    (IDENTIFIED COST $8,950,002)                                       $     7,725,977
------------------------------------------------------------------------------------------------------

WARRANTS AND OPTIONS -- 0.01%

                                                                                         PERCENTAGE OF
SECURITY                                                   SHARES      VALUE             NET ASSETS
------------------------------------------------------------------------------------------------------
SPECIALTY CAPITALIZATION - NORTH AMERICA -- 0.01%

Given Imaging Warrants,
Exp. 9/15/2011(2)(3)(4)                                        1,283   $        33,397         0.00%

                        See notes to financial statements

                                                                                         PERCENTAGE OF
SECURITY                                                   SHARES      VALUE             NET ASSETS
------------------------------------------------------------------------------------------------------
SPECIALTY CAPITALIZATION - NORTH AMERICA (CONTINUED)

Orchid BioSciences, Inc. Options,
Exp. 7/24/11, 12/12/11(2)(3)(4)                                2,898   $           318         0.00%
Orchid BioSciences, Inc. Warrants,
Exp. 5/24/2004(2)(3)(4)                                      100,000            85,000         0.01%
------------------------------------------------------------------------------------------------------
                                                                       $       118,715         0.01%
------------------------------------------------------------------------------------------------------

TOTAL WARRANTS AND OPTIONS
    (IDENTIFIED COST $0)                                               $       118,715
------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 8.83%

                                                     PRINCIPAL
                                                     AMOUNT
                                                     (000'S                           PERCENTAGE OF
SECURITY                                             OMITTED)          VALUE          NET ASSETS
------------------------------------------------------------------------------------------------------
Barton Capital Corp., 1.03%, 3/15/04                 $        20,000   $    19,991,416         0.78%
CAFCO LLC, 1.03%, 3/30/04                                     34,157        34,127,682         1.32%
CRC Funding LLC, 1.03%, 4/21/04                               50,000        49,925,612         1.93%
Investors Bank and Trust Time Deposit,
1.06%, 3/1/04                                                 73,916        73,916,000         2.86%
Old Line Funding Corp., 1.02%, 3/26/04                        50,060        50,023,122         1.94%
------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
    (AT AMORTIZED COST, $227,983,832)                                  $   227,983,832
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
    (IDENTIFIED COST $2,196,393,731)                                   $ 2,627,582,856       101.79%
------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES                                         $   (46,163,103)       (1.79)%
------------------------------------------------------------------------------------------------------

NET ASSETS                                                             $ 2,581,419,753       100.00%
------------------------------------------------------------------------------------------------------

(1)  MAJOR CAPITALIZATION IS DEFINED AS MARKET VALUE OF $5 BILLION OR MORE.
(2)  NON-INCOME PRODUCING SECURITY.
(3) SECURITY VALUED AT FAIR VALUE USING METHODS DETERMINED IN GOOD FAITH BY OR AT THE DIRECTION OF THE TRUSTEES.
(4)  RESTRICTED SECURITY.

                        See notes to financial statements

WORLDWIDE HEALTH SCIENCES PORTFOLIO as of February 29, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS

Investments, at value (identified cost, $2,196,393,731)                       $      2,627,582,856
Cash                                                                                        34,865
Foreign currency, at value (identified cost, $1,279,477)                                 1,279,477
Receivable for investments sold                                                         17,706,188
Interest and dividends receivable                                                        2,041,865
Tax reclaim receivable                                                                   1,141,075
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $      2,649,786,326
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                             $         68,325,064
Accrued expenses                                                                            41,509
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $         68,366,573
--------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $      2,581,419,753
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $      2,150,223,396
Net unrealized appreciation (computed on the basis of identified cost)                 431,196,357
--------------------------------------------------------------------------------------------------
TOTAL                                                                         $      2,581,419,753
--------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $337,271)                                    $          6,979,504
Interest                                                                                   701,758
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $          7,681,262
--------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $          9,510,218
Administration fee                                                                       2,524,064
Trustees' fees and expenses                                                                 15,538
Custodian fee                                                                              368,716
Legal and accounting services                                                               21,033
Miscellaneous                                                                               27,752
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $         12,467,321
--------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                                                $            135,320
--------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $            135,320
--------------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $         12,332,001
--------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                           $         (4,650,739)
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost basis)                           $         22,944,506
    Foreign currency transactions                                                          (70,019)
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $         22,874,487
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                       $        267,103,766
    Foreign currency                                                                        44,556
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $        267,148,322
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $        290,022,809
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $        285,372,070
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
INCREASE (DECREASE)                                       FEBRUARY 29, 2004    YEAR ENDED
IN NET ASSETS                                             (UNAUDITED)          AUGUST 31, 2003
--------------------------------------------------------------------------------------------------
From operations --
    Net investment loss                                   $      (4,650,739)   $      (6,265,714)
    Net realized gain (loss)                                     22,874,487          (92,200,204)
    Net change in unrealized
        appreciation (depreciation)                             267,148,322          473,159,282
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $     285,372,070    $     374,693,364
--------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                         $     414,225,440    $     461,854,115
    Withdrawals                                                (226,425,079)        (415,838,181)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
    CAPITAL TRANSACTIONS                                  $     187,800,361    $      46,015,934
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $     473,172,431    $     420,709,298
--------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                    $   2,108,247,322    $   1,687,538,024
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $   2,581,419,753    $   2,108,247,322
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                           SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                           FEBRUARY 29, 2004 -----------------------------------------------------------------
                                           (UNAUDITED)           2003          2002         2001          2000         1999
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
  net assets):
    Operating expenses                             1.08%(1)         1.16%         1.05%         1.05%        1.09%        0.95%
    Operating expenses after custodian
      fee reduction                                1.07%(1)         1.15%         1.03%         1.03%        1.05%        0.90%
    Interest expense                                 --               --            --            --           --         0.01%
    Net investment loss                           (0.40)%(1)       (0.36)%       (0.26)%       (0.27)%      (0.64)%      (0.42)%
Portfolio Turnover                                   12%              27%           38%           24%          31%          41%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                   12.91%           23.51%       (21.37)%          --           --           --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)   $ 2,581,420      $ 2,108,247   $ 1,687,538   $ 1,705,650   $  962,712   $  205,081
------------------------------------------------------------------------------------------------------------------------------

(1)  ANNUALIZED.
(2) TOTAL RETURN IS REQUIRED TO BE DISCLOSED FOR FISCAL YEARS BEGINNING AFTER DECEMBER 15, 2000.

                        See notes to financial statements

WORLDWIDE HEALTH SCIENCES PORTFOLIO as of February 29, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1    SIGNIFICANT ACCOUNTING POLICIES

     Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a worldwide and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2004, Eaton Vance Worldwide Health Sciences Fund had an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the closing sale price, or if there were no sales, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

     C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

     D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

     E USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     G FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

     H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

     I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

     J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 INVESTMENT ADVISORY FEES, ADMINISTRATOR'S FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to the Advisory Agreement, OrbiMed Advisors LLC (formerly OrbiMed Advisors, Inc.) (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, 0.60% of average net assets of $1.5 billion but less than $2 billion and 0.55% of average net assets of $2 billion but less than $3 billion. The fee rate declines for net assets of $3 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 29, 2004, the fee was equivalent to 0.83% (annualized) of the Portfolio's average daily net assets and amounted to $9,510,218.

     Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the Portfolio's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion, and 0.167% of average net assets of $3 billion or more. On March 15, 2004, the Trustees of the Portfolio voted to accept a reduction of EVM's administration fee compensation by instituting the following breakpoint changes in the administration fee rate. Effective March 15, 2004, EVM's administration fee will be calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the

     Portfolio's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $2.5 billion, and 0.167% of average net assets of $2.5 billion or more. For the six months ended February 29, 2004, the administration fee was 0.22% (annualized) of average net assets and amounted to $2,524,064.

     Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 29, 2004, no significant amounts have been deferred.

3    INVESTMENTS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $342,514,348 and $262,925,950, respectively, for the six months ended February 29, 2004.

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2004, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                                         $      2,196,393,731
     -----------------------------------------------------------------------------
     Gross unrealized appreciation                          $        586,968,878
     Gross unrealized depreciation                                  (155,779,753)
     -----------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                            $        431,189,125
     -----------------------------------------------------------------------------

     The unrealized depreciation on foreign currency is $62,208.

5    RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6    LINE OF CREDIT

     The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2004.

7    RESTRICTED SECURITIES

     At February 29, 2004, the Portfolio owned the following securities (representing 0.86% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                            DATE OF
     DESCRIPTION                          ACQUISITION    SHARES/FACE      COST        FAIR VALUE
     ------------------------------------------------------------------------------------------------
     COMMON STOCKS AND WARRANTS

     Given Imaging Ltd.                     9/15/00         485,000     $   1,699,929   $  14,322,050
     ------------------------------------------------------------------------------------------------

     PREFERRED STOCKS

     Acadia                                 5/05/00 -
       Pharmaceuticals, Inc.                3/20/03       1,063,212     $   4,500,001   $   2,870,672

     Memory Pharmaceutical
       Corp., Series C                      6/21/00         400,000         1,000,000       2,000,000

     Memory Pharmaceutical
       Corp., Series D                      3/04/02         441,861           950,001       2,209,305

     Predix Pharmaceuticals
       Holdings, Inc. Series B              8/12/03          64,600         2,500,000         646,000
     ------------------------------------------------------------------------------------------------
                                                                        $   8,950,002   $   7,725,977
     ------------------------------------------------------------------------------------------------

     WARRANTS AND OPTIONS

     Given Imaging Warrants                 8/30/01           1,283     $           0   $      33,397

     Orchid BioSciences, Inc.
       Options,
       Exp. 7/24/11,                        7/24/01 -
       12/12/11                            12/21/01           2,898                 0             318

     Orchid BioSciences, Inc.
       Warrants,                            5/24/99 -
       Exp. 5/24/2004                      12/22/99         100,000                 0          85,000
     ------------------------------------------------------------------------------------------------
                                                                        $          --   $     118,715
     ------------------------------------------------------------------------------------------------
                                                                        $  10,649,931   $  22,166,742
     ------------------------------------------------------------------------------------------------

8    FINANCIAL INSTRUMENTS

     The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 29, 2004, there were no outstanding obligations under these financial instruments.

INVESTMENT MANAGEMENT

WORLDWIDE HEALTH SCIENCES PORTFOLIO

          OFFICERS

          Samuel D. Isaly
          President

          Duncan W. Richardson
          Vice President

          Barbara E. Campbell
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          James B. Hawkes

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES


Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.


ITEM 6. SCHEDULE OF INVESTMENTS


Not required in this filing

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not required in this filing.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.


(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WORLDWIDE HEALTH SCIENCES PORTFOLIO


By:   /s/ Samuel D. Isaly
     ----------------------------------------
     Samuel D. Isaly
     President

Date:      April 13, 2004
           --------------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Barbara E. Campbell
     ----------------------------------------
     Barbara E. Campbell
     Treasurer


Date:   April 13, 2004
        --------------


By:    /s/ Samuel D. Isaly
     ----------------------------------------
     Samuel D. Isaly
     President


Date:   April 13, 2004
        --------------